Condensed Financial Information of the Parent Company (Details 2) (Parenthetical)	12 Months Ended
Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Initial public offering, net of offering cost	¥ 51,967,702
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial public offering, net of offering cost	¥ 51,967,702